Spin-Off - Summary of Cash Flow and Financial Statement from Discontinued Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows from operating activities	₩ 4,947,205	₩ 5,159,317	₩ 5,031,279
Cash flows from investing activities	(3,352,905)	(2,807,795)	(3,486,189)
Cash flows from financing activities	(2,020,990)	(1,349,882)	(2,053,611)
Current assets	6,585,602	7,219,196
Non-current assets	23,533,625	24,089,066
Total Assets	30,119,227	31,308,262
Current liabilities	6,993,980	8,046,541
Non-current liabilities	10,896,848	11,106,525
Total Liabilities	17,890,828	₩ 19,153,066
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows from operating activities			59,255
Cash flows from investing activities			(967,053)
Cash flows from financing activities			₩ (88,872)
Current assets	2,608,601
Non-current assets	19,269,615
Total Assets	21,878,216
Current liabilities	2,161,458
Non-current liabilities	4,676,324
Total Liabilities	6,837,782
Net assets	₩ 15,040,434